Share Capital (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Share Capital Details
Net loss for the year	$ (25,686)	$ 15,520	$ (479,341)	$ (36,935)
Weighted average number of shares (basic and diluted)	3,403,907	100	125,801	100
Loss per weighted average share (basic and diluted)		$ 155	$ (4)	$ (369)